Shareholder Fees {- Fidelity® International Sustainability Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Sustainability Index Funds Combo PRO-07 | Fidelity® International Sustainability Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none